UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-10471
      ---------------------------------------------------------------------

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
               Credit Suisse Institutional Money Market Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT


CREDIT SUISSE
INSTITUTIONAL FUNDS
Semiannual Report

June 30, 2005
(unaudited)


      CREDIT SUISSE INSTITUTIONAL
      MONEY MARKET FUND, INC.

      o  PRIME PORTFOLIO

      o  GOVERNMENT PORTFOLI0


The Portfolios' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, is provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Portfolios are advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

THE PORTFOLIOS' SHARES ARE NOT BANK DEPOSITS, OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIOS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIOS.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   July 22, 2005

Dear Shareholder:

      For the Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio, the annualized current yields for the seven-day period ended June 30, 2005 were 2.97%, 2.87% and 2.72% for the Fund's Class A, Class B and Class C shares, respectively.1 The Fund's average weighted maturity as of June 30, 2005 was 35 days, down from 45 days on December 31, 2004.

MARKET OVERVIEW: ECONOMIC RECOVERY PROMPTS CONTINUED RATE HIKES

      In our view, conditions for money market vehicles were generally favorable during the Fund's fiscal half-year. The Federal Reserve ("Fed") appeared to discern a tentative expansion in the economy, with business activity in both manufacturing and non-manufacturing sectors increasing. In addition, payrolls have now risen over the past 23 consecutive months and consumer confidence measures have been trending upwards. Inflation, meanwhile, is on the rise, due primarily to increasing unit labor costs as well as record oil prices, which broke through the $60 a barrel barrier in June.

      As a result, the Federal Open Market Committee (FOMC) continued its measured pace of 25 basis point rate hikes at each of its four meetings during the six months ended June 30, 2005, taking the fed funds target rate from 2.25% at the beginning of the year to 3.25% by the end of June. This drove a further flattening in the yield curve, with yields on the benchmark 30-day and 60-day securities up 35 and 20 basis points, respectively.

STRATEGIC REVIEW: FOCUSING ON QUALITY AND THE SHORT END OF THE YIELD CURVE

      Our investment approach during the fiscal half-year period was driven by our conviction that the Fed would continue its gradualist, "measured" pace of policy tightening. In our view, there is little value in going further out on the curve in such an environment, and we are therefore keeping the Fund's average duration relatively short. We continue to focus on AAA-rated corporate and asset backed commercial paper, allowing for opportunistic purchasing of floating rate securities.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

OUTLOOK: MEASURED INCREASES IN MONEY MARKET RATES

      With the ongoing recovery in the job market and the recent increase in unit labor costs putting pressure on inflation, we believe the Fed will continue to tighten monetary policy at a measured pace. The federal funds futures market suggests to us that the fed funds target rate may top out at 4.0% by year-end, which could force the short end of the yield curve even higher.

Credit Suisse Asset Management, LLC

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005 1

                                                 SINCE                 INCEPTION
                       1 YEAR                  INCEPTION                 DATE
                       ------                  ---------               ---------
Class A                2.05%                     1.49%                 11/28/01
Class B                1.95%                     1.39%                 11/28/01
Class C                1.80%                     1.24%                 11/28/01

              7-DAY ANNUALIZED CURRENT YIELDS AS OF JUNE 30, 2005 1

Class A                2.97%
Class B                2.87%
Class C                2.72%

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. YIELD QUOTATIONS MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE PORTFOLIO THAN TOTAL RETURN QUOTATIONS. THE PORTFOLIO'S YIELD WILL FLUCTUATE. ALTHOUGH THE PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

------------
1 Yield figures include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN                     CLASS A      CLASS B      CLASS C
                                           ----------   ----------   ----------
Beginning Account Value 1/1/05             $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 6/30/05               $ 1,012.80   $ 1,012.30   $ 1,011.50
Expenses Paid per $1,000*                  $     0.75   $     1.25   $     1.99

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 1/1/05             $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 6/30/05               $ 1,024.05   $ 1,023.55   $ 1,022.81
Expenses Paid per $1,000*                  $     0.75   $     1.25   $     2.01

                                            CLASS A      CLASS B      CLASS C
                                           ----------   ----------   ----------
ANNUALIZED EXPENSE RATIOS*                   0.15%        0.25%        0.40%

------------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
-------------------------------------------------------
AAA                                   16.0%
AA                                     7.6%
A                                      6.8%
A-1                                   58.6%
                                     -----
  Subtotal                            89.0%
Repurchase Agreement                  11.0%
                                     -----
  Total                              100.0%
                                     =====

------------
*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   July 22, 2005

Dear Shareholder:

      For the Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio, the annualized current yields for the seven day period ended June 30, 2005 were 2.92%, 2.82% and 2.67% for the Fund's Class A, Class B and Class C shares, respectively. 1 The Fund's average weighted maturity as of June 30, 2005 was 55 days, down from 66 days on December 31, 2004.

MARKET OVERVIEW: ECONOMIC RECOVERY PROMPTS CONTINUED RATE HIKES

      In our view, conditions for money market vehicles were generally favorable during the Fund's fiscal half-year. The Federal Reserve ("Fed") appeared to discern a tentative expansion in the economy, with business activity in both manufacturing and non-manufacturing sectors increasing. In addition, payrolls have now risen over the past 23 consecutive months and consumer confidence measures have been trending upwards. Inflation, meanwhile, is on the rise, due primarily to increasing unit labor costs as well as record oil prices, which broke through the $60 dollar a barrel barrier in June.

      As a result, the Federal Open Market Committee (FOMC) continued its measured pace of 25 basis point rate hikes at each of its four meetings during the 6 months ended June 30, 2005, taking the fed funds target rate from 2.25% at the beginning of the year to 3.25% by the end of June. This drove a further flattening in the yield curve, with yields on the benchmark 30-day and 60-day securities up 35 and 20 basis points, respectively.

STRATEGIC REVIEW: FOCUSING ON QUALITY AND THE SHORT END OF THE YIELD CURVE

      Our investment approach during the fiscal half-year period was driven by our conviction that the Fed would continue its gradualist, "measured" pace of policy tightening. In our view, there is little value in going further out on the curve in such an environment, and we are therefore keeping the Fund's average duration relatively short. We continue to focus on Treasuries and Agencies, allowing for opportunistic purchasing of floating rate Agency securities where appropriate.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

OUTLOOK: MEASURED INCREASES IN MONEY MARKET RATES

      With the ongoing recovery in the job market and the recent increase in unit labor costs putting pressure on inflation, we believe the Fed will continue to tighten monetary policy at a measured pace. The federal funds futures market suggests to us that the fed funds target rate may top out at 4.0% by year-end, which could force the short end of the yield curve even higher.

Credit Suisse Asset Management, LLC

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005 1

                                                 SINCE                 INCEPTION
                       1 YEAR                  INCEPTION                 DATE
                       ------                  ---------               ---------
Class A                1.96%                     1.54%                  1/25/02
Class B                1.86%                     1.44%                  1/25/02
Class C                1.70%                     1.29%                  1/25/02

              7-DAY ANNUALIZED CURRENT YIELDS AS OF JUNE 30, 2005 1

Class A                2.92%
Class B                2.82%
Class C                2.67%

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. YIELD QUOTATIONS MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE PORTFOLIO THAN TOTAL RETURN QUOTATIONS. THE PORTFOLIO'S YIELD WILL FLUCTUATE. ALTHOUGH THE PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

------------
1 Yield figures include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN                     CLASS A      CLASS B      CLASS C
                                           ----------   ----------   ----------
Beginning Account Value 1/1/05             $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 6/30/05               $ 1,012.00   $ 1,011.50   $ 1,010.80
Expenses Paid per $1,000*                  $     1.00   $     1.50   $     2.24

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 1/1/05             $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 6/30/05               $ 1,023.80   $ 1,023.31   $ 1,022.56
Expenses Paid per $1,000*                  $     1.00   $     1.51   $     2.26

                                            CLASS A      CLASS B      CLASS C
                                           ----------   ----------   ----------
ANNUALIZED EXPENSE RATIOS*                   0.20%        0.30%        0.45%

------------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

    RATINGS
    S&P
    -------------------------------------------------------
    AAA                                   83.8%
    Repurchase Agreement                  16.2%
                                         -----
       Total                             100.0%
                                         =====

------------
*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


       PAR                                                            RATINGS+
      (000)                                                         (S&P/MOODY'S)    MATURITY    RATE%       VALUE
-----------                                                         -------------    --------    -----   -------------
ASSET BACKED COMMERCIAL PAPER (46.8%)
MULTISELLER (18.8%)
$    10,000   Ciesco LLC                                            (A-1+ , P-1)     08/03/05    3.151   $   9,971,308
     10,589   Lexington Parker Capital Corp.                        (A-1 , P-1)      08/08/05    3.213      10,553,345
      8,539   Maximillian Capital Corp.                             (A-1 , P-1)      07/20/05    3.269       8,524,308
     10,000   Ranger Funding Co. LLC                                (A-1+ , P-1)     07/26/05    3.240       9,977,569
     10,000   Romulus Funding Corp.                                 (A-1 , P-1)      09/06/05    3.395       9,937,281
     20,000   Windmill Funding Corp.                                (A-1+ , P-1)     08/02/05    3.167      19,944,000
                                                                                                         -------------
                                                                                                            68,907,811
                                                                                                         -------------

SINGLE SELLER (2.6%)
      9,512   Hertz Fleet Funding, LLC                              (A-1 , P-1)      07/20/05    3.268       9,495,634
                                                                                                         -------------

STRUCTURED INVESTMENT VEHICLE (25.4%)
     20,000   Dorada Corp.                                          (A-1+ , P-1)     07/07/05    3.034      19,989,967
     18,000   Five Finance Corp.                                    (A-1+ , P-1)     08/01/05    3.163      17,951,330
     20,000   Sigma Finance, Inc.                                   (A-1+ , P-1)     07/11/05    2.955      19,983,750
     20,000   Tango Finance Corp.                                   (A-1+ , P-1)     08/08/05    3.256      19,931,600
     15,560   White Pine Finance LLC                                (A-1+ , P-1)     08/18/05    3.216      15,493,818
                                                                                                         -------------
                                                                                                            93,350,465
                                                                                                         -------------

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $171,753,910)                                                    171,753,910
                                                                                                         -------------

ASSET BACKED SECURITIES (0.4%)
FINANCE - OTHER (0.4%)
      1,464   GE Commercial Equipment Financing LLC ##
               (Cost $1,464,223)                                    (A-1+ , P-1)     07/20/05    3.220       1,464,223
                                                                                                         -------------

COMMERCIAL PAPER (11.4%)
BANKING (11.4%)
     22,000   Bank of America Corp.                                 (A-1 , P-1)      08/09/05    3.175      21,924,925
     20,000   Barclays US Funding LLC                               (A-1+ , P-1)     08/10/05    3.202      19,929,222
                                                                                                         -------------
TOTAL COMMERCIAL PAPER (Cost $41,854,147)                                                                   41,854,147
                                                                                                         -------------

VARIABLE RATE CORPORATE OBLIGATIONS (14.4%)
BANKING (3.5%)
     13,000   US Bank N.A. ##                                       (AA- , Aa1)      07/25/05    3.098      12,999,829
                                                                                                         -------------

FINANCE (10.9%)
     25,000   Morgan Stanley Global Notes ##                         (A+ , Aa3)      07/15/05    3.340      25,004,604
     15,000   Wells Fargo & Co. ##                                  (AA- , Aa1)      09/29/05    3.510      15,002,870
                                                                                                         -------------
                                                                                                            40,007,474
                                                                                                         -------------

TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $53,007,303)                                                53,007,303
                                                                                                         -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


       PAR                                                            RATINGS+
      (000)                                                         (S&P/MOODY'S)    MATURITY    RATE%       VALUE
-----------                                                         -------------    --------    -----   -------------
UNITED STATES AGENCY OBLIGATIONS (16.0%)
$    20,000   Fannie Mae Discount Notes ##                          (AAA , Aaa)      07/06/05    3.005   $  19,999,794
     13,000   Fannie Mae Discount Notes                             (AAA , Aaa)      10/14/05    2.386      12,909,531
     10,700   Federal Home Loan Bank                                (AAA , Aaa)      11/15/05    6.500      10,851,711
     15,000   Freddie Mac Discount Notes                            (AAA , Aaa)      08/23/05    2.240      14,950,533
                                                                                                         -------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $58,711,569)                                                   58,711,569
                                                                                                         -------------

REPURCHASE AGREEMENT (11.0%)
     40,177   Morgan Stanley (Agreement dated
               6/30/05, to be repurchased at
               $40,181,847, collateralized by
               $2,335,000 Freddie Mac Note 4.88%
               due 3/15/07 and $38,420,000
               Freddie Mac Note 4.13% due
               11/18/09. Market Value of
               collateral is $40,985,484)
               (Cost $40,177,000)                                   (A-1+ , P-1)     07/01/05    3.350      40,177,000
                                                                                                         -------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $366,968,152)                                                    366,968,152

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                   139,852
                                                                                                         -------------
NET ASSETS  (100.0%)                                                                                     $ 367,108,004
                                                                                                         =============


                 Average Weighted Maturity--35 days (Unaudited)

--------------------------------------------------------------------------------
 + Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moodys") are unaudited.

## The interest rate is as of June 30, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


       PAR                                                            RATINGS+
      (000)                                                         (S&P/MOODY'S)    MATURITY    RATE%       VALUE
-----------                                                         -------------    --------    -----   -------------
UNITED STATES AGENCY OBLIGATIONS (83.7%)
$     4,000   Fannie Mac Discount Notes                             (AAA , Aaa)      08/17/05    3.079   $   3,984,323
      5,000   Fannie Mae Discount Notes ##                          (AAA , Aaa)      07/06/05    3.005       4,999,949
      3,000   Fannie Mae Discount Notes                             (AAA , Aaa)      07/08/05    1.450       2,999,082
      2,480   Fannie Mae Discount Notes                             (AAA , Aaa)      07/20/05    3.033       2,476,034
      5,000   Fannie Mae Discount Notes                             (AAA , Aaa)      07/22/05    3.062       4,991,133
      2,000   Fannie Mae Discount Notes                             (AAA , Aaa)      07/27/05    3.025       1,995,623
      4,000   Fannie Mae Discount Notes                             (AAA , Aaa)      08/10/05    3.103       3,986,222
      3,000   Fannie Mae Discount Notes                             (AAA , Aaa)      08/19/05    2.820       2,988,485
      3,000   Fannie Mae Discount Notes                             (AAA , Aaa)      10/14/05    2.386       2,979,123
      4,000   Fannie Mae Discount Notes                             (AAA , Aaa)      11/30/05    3.321       3,943,929
      2,500   Fannie Mae Discount Notes                             (AAA , Aaa)      12/14/05    3.450       2,460,229
      4,000   Fannie Mae Discount Notes                             (AAA , Aaa)      12/28/05    3.520       3,930,300
      1,750   Federal Farm Credit Bank ##                           (AAA , Aaa)      07/20/05    3.160       1,749,899
      2,000   Federal Farm Credit Bank ##                           (AAA , Aaa)      08/05/05    3.030       2,000,000
      2,500   Federal Home Loan Bank                                (AAA , Aaa)      07/08/05    1.500       2,499,258
      4,000   Freddie Mac Discount Notes                            (AAA , Aaa)      07/01/05    3.053       4,000,000
      4,000   Freddie Mac Discount Notes                            (AAA , Aaa)      08/01/05    2.980       3,989,839
      3,500   Freddie Mac Discount Notes                            (AAA , Aaa)      08/09/05    3.084       3,488,398
      3,216   Freddie Mac Discount Notes                            (AAA , Aaa)      08/23/05    2.160       3,205,773
      4,000   Freddie Mac Discount Notes                            (AAA , Aaa)      10/04/05    3.417       3,964,649
      2,000   Freddie Mac Discount Notes                            (AAA , Aaa)      11/28/05    3.260       1,972,650
      3,300   Freddie Mac Discount Notes                            (AAA , Aaa)      02/07/06    3.417       3,228,893
                                                                                                         -------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $71,833,791)                                                   71,833,791
                                                                                                         -------------

REPURCHASE AGREEMENT (16.2%)
     13,888   Morgan Stanley (Agreement dated
               6/30/05, to be repurchased at
               $13,891,916, collateralized
               by $13,730,000 Freddie Mac Note
               4.88% due 3/15/07. Market Value
               of collateral is $14,169,755)
               (Cost $13,888,000)                                   (A-1+ , P-1)     07/01/05    3.350      13,888,000
                                                                                                         -------------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $85,721,791)                                                       85,721,791

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                    79,741
                                                                                                         -------------

NET ASSETS   (100.0%)                                                                                    $  85,801,532
                                                                                                         =============


                 Average Weighted Maturity--55 days (Unaudited)

--------------------------------------------------------------------------------
 + Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moodys") are unaudited.

## The interest rate is as of June 30, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                               PRIME         GOVERNMENT
                                                                             PORTFOLIO        PORTFOLIO
                                                                           -------------    -------------
ASSETS
   Investments at value (Cost $326,791,152, and $71,833,791,
      respectively) (Note 2)                                               $ 326,791,152    $  71,833,791
   Repurchase agreement at value (Cost $40,177,000, and
      $13,888,000, respectively) (Note 2)                                     40,177,000       13,888,000
   Cash                                                                              754              854
   Interest receivable                                                           352,615           86,890
   Receivable from investment adviser (Note 3)                                        --            2,128
   Prepaid expenses                                                                6,041           22,522
                                                                           -------------    -------------
      Total Assets                                                           367,327,562       85,834,185
                                                                           -------------    -------------
LIABILITIES
   Advisory fee payable (Note 3)                                                   4,449               --
   Administrative services fee payable (Note 3)                                   15,258            3,411
   Distribution fee payable (Note 3)                                              33,589            5,970
   Dividend payable                                                              120,637              222
   Other accrued expenses payable                                                 45,625           23,050
                                                                           -------------    -------------
      Total Liabilities                                                          219,558           32,653
                                                                           -------------    -------------
NET ASSETS
   Capital stock, $0.001 par value (Note 4)                                      366,303           85,792
   Paid-in capital (Note 4)                                                  366,793,815       85,706,464
   Undistributed net investment income                                                --            9,276
   Accumulated net realized loss on investments                                  (52,114)              --
                                                                           -------------    -------------
      Net Assets                                                           $ 367,108,004    $  85,801,532
                                                                           -------------    -------------
A SHARES
   Net assets                                                              $  54,939,581    $  29,204,579
   Shares outstanding                                                         55,053,218       29,201,219
                                                                           -------------    -------------
   Net asset value, offering price, and redemption price per share         $        1.00    $        1.00
                                                                           =============    =============
B SHARES
   Net assets                                                              $ 233,255,497    $  49,015,751
   Shares outstanding                                                        233,201,120       49,011,485
                                                                           -------------    -------------
   Net asset value, offering price, and redemption price per share         $        1.00    $        1.00
                                                                           =============    =============
C SHARES
   Net assets                                                              $  78,912,926    $   7,581,202
   Shares outstanding                                                         78,905,779        7,579,581
                                                                           -------------    -------------
   Net asset value, offering price, and redemption price per share         $        1.00    $        1.00
                                                                           =============    =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                               PRIME         GOVERNMENT
                                                                             PORTFOLIO        PORTFOLIO
                                                                           -------------    -------------
INTEREST INCOME (Note 2)                                                   $   7,955,509    $   1,264,030
                                                                           -------------    -------------
EXPENSES
   Investment advisory fees (Note 3)                                             598,649           98,138
   Administrative services fees (Note 3)                                         191,131           36,217
   Distribution fees (Note 3)
      Class B                                                                    137,241           29,752
      Class C                                                                     94,219           13,161
   Custodian fees                                                                 31,011            8,047
   Audit fees                                                                     28,330           12,011
   S&P rating fees                                                                26,820               --
   Registration fees                                                              24,982           23,223
   Legal fees                                                                     12,977           16,937
   Insurance expense                                                               7,983            3,606
   Printing fees (Note 3)                                                          7,461            6,988
   Transfer agent fees                                                             4,760            1,547
   Directors' fees                                                                 4,124            4,124
   Miscellaneous expense                                                          11,618            3,754
                                                                           -------------    -------------
      Total expenses                                                           1,181,306          257,505
   Less: fees waived and expenses reimbursed (Note 3)                           (470,717)        (116,455)
                                                                           -------------    -------------
      Net expenses                                                               710,589          141,050
                                                                           -------------    -------------
         Net investment income                                                 7,244,920        1,122,980
                                                                           -------------    -------------
NET REALIZED LOSS FROM INVESTMENTS                                                (7,685)              --
                                                                           -------------    -------------
   Net increase in net assets resulting from operations                    $   7,237,235    $   1,122,980
                                                                           =============    =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                           PRIME PORTFOLIO                         GOVERNMENT PORTFOLIO
                                               ---------------------------------------    ---------------------------------------
                                               FOR THE SIX MONTHS                         FOR THE SIX MONTHS
                                                     ENDED             FOR THE YEAR             ENDED             FOR THE YEAR
                                                 JUNE 30, 2005             ENDED            JUNE 30, 2005             ENDED
                                                  (UNAUDITED)        DECEMBER 31, 2004       (UNAUDITED)        DECEMBER 31, 2004
                                               ------------------    -----------------    ------------------    -----------------
FROM OPERATIONS
  Net investment income                        $        7,244,920    $       7,694,541    $        1,122,980    $       1,753,326
  Net realized gain (loss)
   from investments                                        (7,685)             (35,881)                   --               12,307
                                               ------------------    -----------------    ------------------    -----------------
   Net increase in net assets resulting
    from operations                                     7,237,235            7,658,660             1,122,980            1,765,633
                                               ------------------    -----------------    ------------------    -----------------
FROM DIVIDENDS
  Dividends from net investment income
   Class A shares                                      (3,038,292)          (3,304,342)             (338,686)            (645,659)
   Class B shares                                      (3,339,410)          (3,532,863)             (676,156)            (949,789)
   Class C shares                                        (867,218)            (882,356)             (111,169)            (160,454)
                                               ------------------    -----------------    ------------------    -----------------
   Net decrease in net assets
    from dividends                                     (7,244,920)          (7,719,561)           (1,126,011)          (1,755,902)
                                               ------------------    -----------------    ------------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 3)
  Proceeds from sale of shares                      1,862,310,417        3,183,156,729            64,831,334          633,179,087
  Reinvestment of dividends                             5,741,573            5,715,089             1,122,752            1,663,629
  Net asset value of shares redeemed               (2,133,842,882)      (3,177,888,238)          (96,405,796)        (676,565,670)
                                               ------------------    -----------------    ------------------    -----------------
   Net increase (decrease)
    in net assets from
    capital share transactions                       (265,790,892)          10,983,580           (30,451,710)         (41,722,954)
                                               ------------------    -----------------    ------------------    -----------------
  Net increase (decrease) in net assets              (265,798,577)          10,922,679           (30,454,741)         (41,713,223)
NET ASSETS
  Beginning of period                                 632,906,581          621,983,902           116,256,273          157,969,496
                                               ------------------    -----------------    ------------------    -----------------
  End of period                                $      367,108,004    $     632,906,581    $       85,801,532    $     116,256,273
                                               ==================    =================    ==================    =================
  Undistributed Net Investment Income          $               --    $              --    $            9,276    $          12,307
                                               ==================    =================    ==================    =================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                      FOR THE SIX MONTHS
                                                            ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2005         -----------------------------------------------
                                                         (UNAUDITED)            2004         2003         2002        2001 1
                                                      ------------------      --------     --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period                $           1.0000      $  1.000     $ 1.0000     $ 1.0000     $ 1.0000
                                                      ------------------      --------     --------     --------     --------
INVESTMENT OPERATIONS
  Net investment income                                           0.0127        0.0122       0.0105       0.0162       0.0016
LESS DIVIDENDS
  Dividends from net investment income                           (0.0127)      (0.0122)     (0.0105)     (0.0162      (0.0016)
                                                      ------------------      --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                      ==================      ========     ========     ========     ========

    Total return 2                                                  1.28%         1.22%        1.06%        1.63%        0.16%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $           54,940      $228,764     $184,178     $213,837     $169,164
    Ratio of expenses to average net assets                         0.15% 3       0.20%        0.20%        0.18%        0.20% 3
    Ratio of net investment income to
      average net assets                                            2.44% 3       1.27%        1.07%        1.62%        1.71% 3
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                                        0.16% 3       0.11%        0.10%        0.17%        0.55% 3


--------------------------------------------------------------------------------
1     For the period November 28, 2001 (inception date) through December 31,
      2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                      FOR THE SIX MONTHS
                                                            ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2005         -----------------------------------------------
                                                         (UNAUDITED)            2004         2003         2002        2001 1
                                                      ------------------      --------     --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period                $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                      ------------------      --------     --------     --------     --------
INVESTMENT OPERATIONS
  Net investment income                                           0.0122        0.0112       0.0095       0.0152       0.0015
LESS DIVIDENDS
  Dividends from net investment income                           (0.0122)      (0.0112)     (0.0095)     (0.0152)     (0.0015)
                                                      ------------------      --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                      ==================      ========     ========     ========     ========

     Total return 2                                                 1.23%         1.12%        0.95%        1.53%        0.15%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $          233,255      $330,167     $344,396     $537,501     $     33
     Ratio of expenses to average net assets                        0.25% 3       0.30%        0.30%        0.28%        0.30% 3
     Ratio of net investment income to
       average net assets                                           2.34% 3       1.17%        0.97%        1.52%        1.61% 3
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                         0.16% 3       0.11%        0.10%        0.12%        0.55% 3


--------------------------------------------------------------------------------
1      For the period November 28, 2001 (inception date) through December 31,
       2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3      Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                      FOR THE SIX MONTHS
                                                            ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2005         -----------------------------------------------
                                                         (UNAUDITED)            2004         2003         2002        2001 1
                                                      ------------------      --------     --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period                $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                      ------------------      --------     --------     --------     --------
INVESTMENT OPERATIONS
  Net investment income                                           0.0115        0.0097       0.0080       0.0137       0.0014
LESS DIVIDENDS
  Dividends from net investment income                           (0.0115)      (0.0097)     (0.0080)     (0.0137)     (0.0014)
                                                      ------------------      --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                      ==================      ========     ========     ========     ========

     Total return 2                                                 1.15%         0.97%        0.80%        1.38%        0.14%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $           78,913      $ 73,975     $ 93,410     $100,022     $     33
     Ratio of expenses to average net assets                        0.40% 3       0.45%        0.45%        0.43%        0.45% 3
     Ratio of net investment income to
       average net assets                                           2.19% 3       1.02%        0.82%        1.37%        1.46% 3
     Decrease reflected in above operating
       expense ratios due to
       waivers/reimbursements                                       0.16% 3       0.11%        0.10%        0.12%        0.55% 3


--------------------------------------------------------------------------------
1      For the period November 28, 2001 (inception date) through December 31,
       2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3      Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                      FOR THE SIX MONTHS
                                                            ENDED               FOR THE YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2005         ----------------------------------
                                                         (UNAUDITED)            2004         2003        2002 1
                                                      ------------------      --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period                $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000
                                                      ------------------      --------     --------     --------
INVESTMENT OPERATIONS
  Net investment income                                           0.0120        0.0119       0.0107       0.0178
LESS DIVIDENDS
  Dividends from net investment income                           (0.0120)      (0.0119)     (0.0107)     (0.0178)
                                                      ------------------      --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000
                                                      ==================      ========     ========     ========

     Total return 2                                                 1.20%         1.20%        1.07%        1.80%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $           29,205      $ 30,073     $ 42,619     $ 82,938
     Ratio of expenses to average net assets                        0.20% 3       0.20%        0.20%        0.18% 3
     Ratio of net investment income to
       average net assets                                           2.41% 3       1.13%        1.06%        1.55% 3
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                         0.24% 3       0.18%        0.18%        0.31% 3


--------------------------------------------------------------------------------
1      For the period January 25, 2002 (inception date) through December 31,
       2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3      Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                      FOR THE SIX MONTHS
                                                            ENDED               FOR THE YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2005         ----------------------------------
                                                         (UNAUDITED)            2004         2003        2002 1
                                                      ------------------      --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period                $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000
                                                      ------------------      --------     --------     --------
INVESTMENT OPERATIONS
  Net investment income                                           0.0115        0.0110       0.0097       0.0169
LESS DIVIDENDS
  Dividends from net investment income                           (0.0115)      (0.0110)     (0.0097)     (0.0169)
                                                      ------------------      --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000
                                                      ==================      ========     ========     ========

     Total return 2                                                 1.15%         1.10%        0.97%        1.71%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $           49,016      $ 73,289     $ 92,476     $ 75,169
     Ratio of expenses to average net assets                        0.30% 3       0.30%        0.30%        0.28% 3
     Ratio of net investment income to average
       net assets                                                   2.31% 3       1.03%        0.96%        1.46% 3
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                         0.24% 3       0.18%        0.18%        0.16% 3


--------------------------------------------------------------------------------
1      For the period January 25, 2002 (inception date) through December 31,
       2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3      Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                      FOR THE SIX MONTHS
                                                            ENDED               FOR THE YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2005         ----------------------------------
                                                         (UNAUDITED)            2004         2003        2002 1
                                                      ------------------      --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period                $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000
                                                      ------------------      --------     --------     --------
INVESTMENT OPERATIONS
  Net investment income                                           0.0107        0.0095       0.0082       0.0155
LESS DIVIDENDS
  Dividends from net investment income                           (0.0107)      (0.0095)     (0.0082)     (0.0155)
                                                      ------------------      --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $           1.0000      $ 1.0000     $ 1.0000     $ 1.0000
                                                      ==================      ========     ========     ========

     Total return 2                                                 1.08%         0.95%        0.82%        1.56%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $            7,581      $ 12,894     $ 22,874     $ 22,578
     Ratio of expenses to average net assets                        0.45% 3       0.45%        0.45%        0.42% 3
     Ratio of net investment income to average
       net assets                                                   2.16% 3       0.88%        0.81%        1.31% 3
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                         0.24% 3       0.18%        0.18%        0.15% 3


--------------------------------------------------------------------------------
1      For the period January 25, 2002 (inception date) through December 31,
       2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3      Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"). The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

      The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

      Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in each Portfolio represents an equal pro rata interest in the Portfolio, except that they bear different expenses, which reflect the difference in the range of services provided to them.

      Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of each Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

      B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      E) REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Portfolios. For its investment advisory services, CSAM is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the six months ended June 30, 2005, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

                         GROSS                       NET           EXPENSE
PORTFOLIO             ADVISORY FEE    WAIVER     ADVISORY FEE   REIMBURSEMENT
---------             ------------   ---------   ------------   -------------
Prime Portfolio       $    598,649   $(470,717)  $    127,932   $          --
Government Portfolio        98,138     (98,138)            --         (18,317)

      State Street Bank and Trust Company ("SSB"), serves as administrator to the Portfolios. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2005, administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

               PORTFOLIO               ADMINISTRATIVE SERVICES FEE
               ---------               ---------------------------
               Prime Portfolio                 $ 191,131
               Government Portfolio               36,217

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of each Portfolio's shares. Pursuant to distribution plans adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is currently calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each Portfolio, and at an annual rate of 0.25% of the average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

organizations for distribution services. Class A shares of each Portfolio do not bear distribution expenses.

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid for its services by the Portfolios as follows:

               PORTFOLIO                    AMOUNT
               ---------                    -------
               Prime Portfolio              $ 3,143
               Government Portfolio           3,143

NOTE 4. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue nine billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:


                                                             PRIME PORTFOLIO
                                -------------------------------------------------------------------------
                                                                 CLASS A
                                -------------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                -------------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                ----------------   ----------------   ----------------   ----------------
Shares sold                        1,535,690,305   $  1,535,690,305      2,187,916,893   $  2,187,916,893
Shares issued in reinvestment
 of dividends                          1,536,290          1,536,290          1,302,204          1,302,204
Shares redeemed                   (1,710,963,713)    (1,710,963,713)    (2,144,607,689)    (2,144,607,689)
                                ----------------   ----------------   ----------------   ----------------
Net increase (decrease)             (173,737,118)  $   (173,737,118)        44,611,408   $     44,611,408
                                ================   ================   ================   ================



                                                             PRIME PORTFOLIO
                                -------------------------------------------------------------------------
                                                                 CLASS B
                                -------------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                -------------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                ----------------   ----------------   ----------------   ----------------
Shares sold                          265,998,399   $    265,998,399        818,869,283   $    818,869,283
Shares issued in reinvestment
 of dividends                          3,338,747          3,338,747          3,531,704          3,531,704
Shares redeemed                     (366,316,605)      (366,316,605)      (836,602,046)      (836,602,046)
                                ----------------   ----------------   ----------------   ----------------
Net decrease                         (96,979,459)  $    (96,979,459)       (14,201,059)  $    (14,201,059)
                                ================   ================   ================   ================


CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARE TRANSACTIONS


                                                             PRIME PORTFOLIO
                                -------------------------------------------------------------------------
                                                                 CLASS C
                                -------------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                -------------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                ----------------   ----------------   ----------------   ----------------
Shares sold                           60,621,713   $     60,621,713        176,370,553   $    174,370,553
Shares issued in reinvestment
 of dividends                            866,536            866,536            881,181            881,181
Shares redeemed                      (56,562,564)       (56,562,564)      (196,678,503)      (196,678,503)
                                ----------------   ----------------   ----------------   ----------------
Net increase (decrease)                4,925,685   $      4,925,685        (19,426,769)  $    (19,426,769)
                                ================   ================   ================   ================



                                                          GOVERNMENT PORTFOLIO
                                -------------------------------------------------------------------------
                                                                 CLASS A
                                -------------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                -------------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                ----------------   ----------------   ----------------   ----------------
Shares sold                           10,090,665   $     10,090,665        376,982,221   $    376,982,221
Shares issued in reinvestment
 of dividends                            336,650            336,650            553,908            553,908
Shares redeemed                      (11,295,073)       (11,295,073)      (390,085,233)      (390,085,233)
                                ----------------   ----------------   ----------------   ----------------
Net decrease                            (867,758)  $       (867,758)       (12,549,104)  $    (12,549,104)
                                ================   ================   ================   ================



                                                          GOVERNMENT PORTFOLIO
                                -------------------------------------------------------------------------
                                                                 CLASS B
                                -------------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                    JUNE 30, 2005, (UNAUDITED)                 DECEMBER 31, 2004
                                -------------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                ----------------   ----------------   ----------------   ----------------
Shares sold                           41,659,247   $     41,659,247        212,465,085   $    212,465,085
Shares issued in reinvestment
 of dividends                            675,280            675,280            949,566            949,566
Shares redeemed                      (66,605,754)       (66,605,754)      (232,606,893)      (232,606,893)
                                ----------------   ----------------   ----------------   ----------------
Net decrease                         (24,271,227)  $    (24,271,227)       (19,192,242)  $    (19,192,242)
                                ================   ================   ================   ================



                                                          GOVERNMENT PORTFOLIO
                                -------------------------------------------------------------------------
                                                                 CLASS C
                                -------------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                -------------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                ----------------   ----------------   ----------------   ----------------
Shares sold                           13,081,422   $     13,081,422         43,731,781   $     43,731,781
Shares issued in reinvestment
 of dividends                            110,822            110,822            160,155            160,155
Shares redeemed                      (18,504,969)       (18,504,969)       (53,873,544)       (53,873,544)
                                ----------------   ----------------   ----------------   ----------------
Net decrease                          (5,312,725)  $     (5,312,725)        (9,981,608)  $     (9,981,608)
                                ================   ================   ================   ================


CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARE TRANSACTIONS

      On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios was as follows:

                              NUMBER OF         APPROXIMATE PERCENTAGE
      PORTFOLIO              SHAREHOLDERS       OF OUTSTANDING SHARES
      ---------              ------------       ---------------------
      Prime Portfolio
      Class A                     2                       97%
      Class B                     1                      100%
      Class C                     1                      100%

      Government Portfolio
      Class A                     1                       96%
      Class B                     1                      100%
      Class C                     1                      100%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 5. CONTINGENCIES

      In the normal course of business, the Portfolios may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers

      We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

      In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

      We may collect nonpublic information about you from the following sources:

      o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

      o Information about your transactions with us, our affiliates, or others.

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

      RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

|_| No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

      We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

      We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

      NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 17, 2005.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Information regarding how the Portfolios voted proxies related to their portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Portfolios use to determine how to vote proxies relating to their portfolio securities are available:

      o   By calling 1-800-222-8977

      o   On the Portfolios' website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolios file a complete schedule of their portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank
                                                                logo:
P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o WWW.CSAM.COM/US                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    INSTMM-SAR-0605

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

                  /s/ Steven Plump
                  ----------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005


                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven Plump
                  ----------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   September 1, 2005